Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets

The Company’s intangible assets continuity is as follows:

		Extraction	Health Canada	Computer
	Patents	Assets	Licence	Software	Total
Cost:	$	$	$	$	$
Balance, December 31, 2017	-	-	2,922,096	62,135	2,984,231
Acquired through Verdélite (Note 7(b)(i))	-	-	86,103,549	-	86,103,549
Additions	368,531	-	-	133,032	501,563
		-		-
Balance, December 31, 2018	368,531	-	89,025,645	195,167	89,589,343
Acquired through Naturals (Note 7(b)(ii))	89,259	-	148,765	11,069	249,093
Additions	343,792	370,280	-	1,030,817	1,744,889
Impairment	-	-	(65,122,136)	-	(65,122,136)
Balance, December 31, 2019	801,582	370,280	24,052,274	1,237,053	26,461,189

		Extraction	Health Canada	Computer
	Patents	Assets	Licence	Software	Total
Accumulated amortization:	$	$	$	$	$
Balance, December 31, 2017	-	-	87,446	44,930	132,376
Additions	-	-	2,829,015	15,316	2,844,331

Balance, December 31, 2018	-	-	2,916,461	60,246	2,976,707
Additions	-	-	3,679,789	278,947	3,958,736
Balance, December 31, 2019	-	-	6,596,250	339,193	6,935,443

		Extraction	Health Canada	Computer
	Patents	Assets	Licence	Software	Total
Net book value:	$	$	$	$	$
December 31, 2019	801,582	370,280	17,456,024	897,860	19,525,746
December 31, 2018	368,531	-	86,109,184	134,921	86,612,636

i. Revenue decline: Constraints in the provincial retail distribution network, including a slower than expected roll-out of retail stores across Canada, has resulted in a decrease in expected sales and profitability as compared to outcomes initially forecasted by management;

ii. Decline in stock price and market capitalization: As at December 31, 2019, the carrying amount of the Company’s total net assets exceeded the Company’s market capitalization.

Schedule of Recoverable Amount of the Verdelite CGU Tested for Impairment

Verdelite
Terminal value growth rate	2.70%
Discount rate	14.81%
Budgeted revenue growth rate (average of next five years)	13.70%
Fair value less cost to dispose	$40,200,000